Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,219)	$ (26,265)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	29	330
Gain on sale of property and equipment, net	0	(53)
Noncash lease expense relating to operating lease right-of-use assets	364	350
Inventory write-downs, net of scrapped inventory	19	208
Change in fair value of convertible note and warrant liabilities	(2)	810
Stock-based compensation	3,014	6,513
Amortization of premiums and accretion of discounts on marketable securities, net of change in accrued interest	(252)	33
Expected credit losses	14	0
Changes in operating assets and liabilities:
Accounts receivable, net	50	494
Inventories, current and noncurrent, net	18	(386)
Prepaid and other current assets	772	2,722
Other noncurrent assets	97	71
Accounts payable	309	(985)
Accrued expenses and other current liabilities	(1,343)	(134)
Operating lease liabilities	(397)	(392)
Other noncurrent liabilities	(358)	0
Contract liabilities	0	(511)
Net cash used in operating activities	(7,885)	(17,195)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(87)	(599)
Proceeds from sale of property and equipment	0	76
Purchases of marketable securities	(6,045)	0
Proceeds from redemptions and maturities of marketable securities	6,500	22,000
Net cash provided by investing activities	368	21,477
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	0	323
Payments for convertible note redemptions	0	(2,300)
Taxes paid related to the net share settlement of equity awards	(45)	(868)
Proceeds from issuance of common stock under the Common Stock Purchase Agreement	165	0
Net cash provided by (used in) financing activities	120	(2,845)
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(7,397)	1,437
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	19,082	21,214
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	11,685	22,651
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	2	0
Cash paid for interest	0	85
Purchases of property and equipment included in accounts payable and accrued liabilities	0	19
Proceeds from exercise of stock options included in prepaid and other current assets	0	68
Conversion of convertible notes and accrued interest into Class A common stock	0	1,755
Taxes related to net share settlement of equity awards included in accrued liabilities	$ 0	$ 3